Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Liabilities
Schedule of assumptions for derivative liabilities

	As of June 30, 2025
	Conversion Option	Warrants

Volatility	714.58%	714.58%
Dividend Yield	0%	0%
Risk-free rate	3.96%	3.96%
Expected term	1 year	1.46-1.90 years
Stock price	$0.0076	$0.0076
Exercise price	$0.0019-0.0021	$0.5
Derivative liability fair value	$799,719	$72,372
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of June 30, 2025	105,355,270	9,530,000

	As of December 31, 2024
	Conversion Option	Warrants

Volatility	406.93%	301.31%
Dividend Yield	0%	0%
Risk-free rate	4.16%	4.27%
Expected term	1 year	1.71-2.15 years
Stock price	$0.003	$0.003
Exercise price	$0.0004-0.01	$0.5
Derivative liability fair value	$1,973,641	$19,112
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of December 31, 2024	668,516,113	9,530,000

Schedule of fair value of derivative liability

Fair value as of December 31, 2024	$1,992,754
Fair value settled to equity upon conversion	(306,644)
Fair value on the date of issuance related to warrants issued	–
Change in fair value of derivatives	(857,804)
Fair value as of June 30, 2025	$828,306